Summary of Significant Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs	$ 3,249	$ 3,487
Other assets	4,138	4,590
Other liabilities	4,507	4,230
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686
Originally Reported [Member]
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs	0	4,425
Other assets	0	4,348
Other liabilities	0	4,316
Retained earnings	0	3,459
Accumulated other comprehensive income	0	626
Adjusted [Member]
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs	0	3,487
Other assets	0	4,590
Other liabilities	0	4,230
Retained earnings	0	2,789
Accumulated other comprehensive income	0	686
Effect of change [Member]
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs, effect of change	0	(938)
Other assets, effect of change	0	242
Other liabilities, effect of change	0	(86)
Retained earnings, effect of change	0	(670)
Accumulated other comprehensive income, effect of Change	$ 0	$ 60